Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 6,759,713	$ 285,568	$ 6,238
Advance to suppliers	488,060	564,846	377,088
Inventories, net	1,262,623	3,084,157	2,797,060
Prepaid taxes		688,272	653,479
Due from related party	1,493
Loan to third parties	7,853,921
Prepaid expenses and other receivable	18,320	5,688	882
Total Current Assets	16,384,130	4,628,531	3,834,747
Property and equipment, net	485,477	675,556	906,845
Construction in progress	8,506,821	8,726,299	8,283,595
Operating lease right-of-use assets			2,827
Total Assets	25,376,428	14,030,386	13,028,014
Current Liabilities
Short-term loan			459,770
Accounts payable	1,222,328	263,891	256,234
Advances from customers	13,437	14,123	13,793
Operating lease liabilities - current			2,827
Due to related parties	14,055,113	15,531,258	12,789,537
Loan from third parties			459,770
Accrued liabilities and other payables	8,060,604	506,844	224,198
Total Current Liabilities	23,351,482	16,316,116	14,206,129
Total Liabilities	23,351,482	16,316,116	14,206,129
Deficit
Preferred stock, $.001 par value; 5,000,000 shares authorized; 0 shares issued and outstanding
Common stock, $.001 par value; 200,000,000 shares authorized; 65,309,169 and 65,309,169 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively	65,309	65,309	19,286
Additional paid-in capital	1,099,599	1,099,599	1,549,018
Retained earnings (accumulated deficit)	952,162	(3,187,804)	(2,605,211)
Accumulated other comprehensive loss	(221,649)	(168,535)	(141,208)
Total stockholders’ equity (deficit)	1,895,421	(2,191,431)	(1,178,115)
Noncontrolling interests	129,525	(94,299)
Total Equity (Deficit)	2,024,946	(2,285,730)	(1,178,115)
Total Liabilities and Equity (Deficit)	$ 25,376,428	$ 14,030,386	$ 13,028,014